Consolidated Statements of Financial Position (Parentheticals) - AUD ($)	Jun. 30, 2021	Jun. 30, 2020
Statement of financial position [abstract]
Property and equipment,accumulated depreciation	$ 374,064	$ 355,955
Right-of-use assets accumulated depreciation	$ 272,491	$ 215,875
Ordinary shares (in Shares)	2,084,016,678	1,037,358,032